ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2025 $ / shares	Aug. 01, 2023 $ / shares	May 03, 2023 $ / shares
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Percentage of business acquisition share issued			90.00%
Group hold equity interest	$ 48.5
YY Circle Sdn Bhd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Exchange of a nominal consideration			$ 1.00
Hong Ye Maintenance (MY) Sdn Bhd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Exchange of a nominal consideration			$ 1.00
YY Circle (SG) Pte Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Exchange of a nominal consideration		$ 1.00
Hong Ye Group Pte Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Exchange of a nominal consideration		$ 1.00